Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income	$ 2,807,006	$ 2,512,340	$ 783,660
Non-cash item adjustments:
Depreciation	380,938	221,394	147,767
Non-cash operating lease expenses	577,561	370,177	362,255
Gain on disposal of property, plant and equipment	(12,821)
Provision for inventories	470,624	186,823	116,115
Loss from early redemption of marketable debt securities			496
Unrealized loss on Securities Investment		55
Credit loss			33,509
Deferred income tax expense (recovery)	(4,870)	(55)	(12,428)
Share-based awards	1,241,651	654,595
Change in operating assets and liabilities:
Accounts receivable – third parties	635,671	(753,019)	(254,817)
Accounts receivable – related parties	(36,907)	33,924	(16,362)
Notes receivable	(223,390)	39,590	250,330
Prepayment, deposits and other receivable	(337,330)	(326,169)	(518,636)
Due from related parties		319,994	(87,081)
Accounts payable – third parties	683,816	569,731	(1,497,558)
Accounts payable – related parties	(260,070)	1,188,738	(1,232,643)
Accruals, and other current liabilities	15,807	(81,765)	224,631
Contract liabilities	428,246	66,635	100,343
Due to related parties	54,739		325,976
Income tax payable	(242,052)	1,362,672	(1,079,215)
Inventories	(1,692,652)	1,196,033	1,220,369
Lease liabilities – operating lease	(584,713)	(335,680)	(366,809)
Cash provided by/(used in) operating activities	3,901,254	7,226,013	(1,500,098)
Investing activities
Payment for acquiring property, plant and equipment	(693,732)	(1,021,495)	(198,701)
Proceeds from disposal of property, plant and equipment	12,821
Proceeds from redemption of marketable debt securities	2,220		198,718
Cash provided by/(used in) investing activities	(678,691)	(1,021,495)	17
Financing activities
Repayment of bank loans	(1,391,827)	(645,415)	(603,790)
Proceeds from bank loans	2,948,718
Payment for offering costs			(1,055,100)
Loan from related parties	238,248	200,000
Advance from related parties	651,874	3,238,437	20,619,251
Repayment to related parties	(517,240)	(3,552,435)	(22,922,176)
Payment of dividend		(400,455)	(1,676,750)
Proceeds from contributions by noncontrolling interests		490,000
Proceeds from issuance of common stock, net of issuance costs			6,340,537
Repurchase of treasury stock	(1,143,557)
Cash (used in)/provided by financing activities	786,216	(669,868)	701,972
Effect of exchange rate changes on cash	51,387	(27,334)
Net change in cash and cash equivalents and restricted cash	4,060,166	5,507,316	(798,109)
Cash and cash equivalents and restricted cash as of beginning of the year	10,669,134	5,161,818	5,959,927
Cash and cash equivalents and restricted cash as of the end of the year	14,729,300	10,669,134	5,161,818
Supplementary Cash Flows Information
Cash paid for interest	39,844	101,678	145,951
Cash received from interest	416,547	320,180	40,734
Cash paid(refund) for income tax	1,038,785	(704,997)	1,218,484
Supplementary Schedule of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operation lease liabilities	857,403	1,338,939
Dividends declared and offset against amounts due from related parties			3,922,795
Amounts due from related parties offset against accounts payable between Danny Wong and a supplier		$ 300,009